Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
REVENUES	$ 1,147,134	$ 154,104				$ 2,503,388
COST OF REVENUES	520,970	104,743				1,104,959
GROSS PROFIT	626,164	49,361				1,398,429
OPERATING EXPENSES
Development costs	1,263,992	102,303				2,117,683		96,567
Professional fees	981,138	714,878				3,905,699		539,568
Settlement	1,120,400					1,870,000
Stock-based compensation	4,101,329					10,734,833
Impairment - goodwill	1,008,642					22,203,422
Impairment – digital assets	45,318					34,570
General and administrative expenses	2,598,595	390,413				5,247,118		69,589
Total Operating Expenses	11,119,414	1,207,594				46,113,325		705,724
OPERATING (LOSS) INCOME	(10,493,250)	(1,158,233)				(44,714,896)		(705,724)
NON-OPERATING EXPENSE
Interest expense	(402,804)	(5,228)				(943,559)		(4,697)
Beneficial conversion feature						(3,300,000)
Amortization of debt discounts	(1,590,897)	(15,432)				(838,941)		(2,042)
Gain on sale of digital assets	29,551					47,875
Forgiveness of PPP loan						66,117
Other income						28,200
Total Non-Operating Expense	(1,964,150)	(20,660)				(4,940,308)		(6,739)
LOSS FROM CONTINUING OPERATIONS BEFORE DISCONTINUED OPERATIONS AND PROVISION FOR INCOME TAXES	(12,457,400)	(1,436,862)
Discontinued Operations:
Loss from discontinued operations	(7,945)	(257,969)
Gain on disposal of discontinued operations
Total discontinued operations	(7,945)	(257,969)
NET (LOSS) INCOME BEFORE PROVISION FOR INCOME TAXES	(12,465,345)	(1,436,862)				(49,655,204)		(712,463)
Provision for income taxes						(800)		(800)
NET (LOSS) INCOME	(12,465,345)	(1,436,862)				$ (49,656,004)		$ (713,263)
Other comprehensive income (loss)
Foreign currency translation adjustment	3,042
Comprehensive loss	$ (12,462,303)	$ (1,436,862)
NET LOSS PER SHARE
Basic and diluted	$ (0.01)	$ (0.00)				$ (0.05)		$ (0.00)
SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic and diluted	1,176,805,694	974,218,599				942,331,830		982,108,478
Tickeri Inc [Member]
REVENUES		$ 71,500	101,747				166,644
COST OF REVENUES		21,871	28,366				41,282
GROSS PROFIT		49,629	73,381				125,362
OPERATING EXPENSES
General and administrative expenses		72,636	111,054				319,892
Total Operating Expenses		72,636	111,054				319,892
OPERATING (LOSS) INCOME		(23,007)	(37,673)				(194,530)
NON-OPERATING EXPENSE
Interest expense
Total Non-Operating Expense
Discontinued Operations:
NET (LOSS) INCOME BEFORE PROVISION FOR INCOME TAXES		(23,007)	(37,673)				(194,530)
Provision for income taxes
NET (LOSS) INCOME		$ (23,007)	$ (37,673)				$ (194,530)
Monster Creative LLC [Member]
REVENUES				362,559	1,177,325			$ 2,209,072	1,964,432
COST OF REVENUES				610,626	604,673			1,324,685	957,320
GROSS PROFIT				(248,067)	572,652			884,387	1,007,112
OPERATING EXPENSES
Settlement
Impairment - goodwill
Impairment – digital assets
General and administrative expenses				517,047	162,393			689,624	518,128
Total Operating Expenses				517,047	162,393			689,624	518,128
OPERATING (LOSS) INCOME				(765,114)	410,259			(49,977)	488,984
NON-OPERATING EXPENSE
Interest expense				(18,707)	(29,150)			(49,977)	(60,128)
Beneficial conversion feature
Gain on sale of digital assets
Total Non-Operating Expense				(18,707)	(29,150)			(49,977)	(60,128)
Discontinued Operations:
NET (LOSS) INCOME BEFORE PROVISION FOR INCOME TAXES				(783,821)	381,109			144,786	428,856
Provision for income taxes
NET (LOSS) INCOME				$ (783,821)	$ 381,109			$ 144,786	$ 428,856